FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 AED (د.إ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (791)	$ (722)	$ (838)
Net income	0	0	0
Canadian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ (916)													$ (1,380)												$ (561)
OCI	67	96	42
Net income	0	0	0
Australian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 1,333													$ 1,469												$ 1,754
OCI	(89)	(91)	(119)
Net income	0	0	0
British Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 3,377													£ 3,469												£ 3,269
OCI	(455)	(434)	(416)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 1,105													€ 1,162												€ 1,197
OCI	(130)	(120)	(132)
Net income	0	0	0
Brazilian Reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 1,248													R$ 2,501												R$ 3,435
OCI	(23)	(40)	(71)
Net income	0	0	0
Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 63,288													₨ 35,090												₨ 28,517
OCI	(70)	(41)	(34)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders										$ 223													$ 93												$ 118
OCI	(3)	(1)	(2)
Net income	0	0	0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥											¥ 2,395													¥ 2,141												¥ 2,206
OCI	(34)	(29)	(31)
Net income	0	0	0
South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩												₩ 439,464													₩ 394,525												₩ 409,728
OCI	(30)	(27)	(32)
Net income	0	0	0
Swedish Krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | kr													kr 419													kr 301												kr 308
OCI	(5)	(3)	(3)
Net income	0	0	0
Japanese Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥														¥ 18,147													¥ 16,014
OCI	(12)	(10)
Net income	0	0
Danish Krone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | kr															kr 2
OCI	0
Net income	0
Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 129
OCI	(1)
Net income	0
Singapore Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders																$ 76
OCI	(6)
Net income	$ 0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ																												د.إ 820											د.إ 1,477
OCI		(22)	(40)
Net income		$ 0	$ 0